UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Small Cap Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Small Cap Fund
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 1.90%
Ladish Co., Inc. (A)	617	$12,539

Apparel Retail - 1.03%
Zumiez Inc. (A)	412	6,800

Apparel, Accessories & Luxury Goods - 1.42%
Under Armour, Inc., Class A (A)	295	9,357

Application Software - 11.49%
ACI Worldwide, Inc. (A)	1,123	19,732
Blackboard Inc. (A)	439	17,741
Concur Technologies, Inc. (A)	144	5,505
FactSet Research Systems, Inc.	256	13,356
Sonic Solutions (A)(B)	1,427	6,287
Ultimate Software Group, Inc. (The) (A)	485	13,101
		75,722
Auto Parts & Equipment - 2.42%
LKQ Corporation (A)	743	12,605
Nissin Kogyo Co., Ltd. (C)	255	3,366
		15,971
Casinos & Gaming - 4.14%
Scientific Games Corporation, Class A (A)	1,186	27,292

Computer Hardware - 1.82%
Stratasys, Inc. (A)	683	11,965

Construction & Engineering - 1.69%
Chicago Bridge & Iron Company N.V., NY Shares	578	11,117

Construction & Farm Machinery & Heavy Trucks - 2.00%
Westinghouse Air Brake Technologies Corporation	258	13,197

Education Services - 3.22%
Capella Education Company (A)	388	16,707
K12 Inc. (A)	170	4,508
		21,215
Electrical Components & Equipment - 1.35%
General Cable Corporation (A)	250	8,922

Electronic Components - 2.68%
DTS, Inc. (A)	635	17,664

Electronic Manufacturing Services - 0.78%
Maxwell Technologies, Inc. (A)	45	609
Trimble Navigation Limited (A)	175	4,544
		5,153
Health Care Distributors - 1.12%
PSS World Medical, Inc. (A)	377	7,340

Health Care Equipment - 7.44%
ABIOMED, Inc. (A)	564	10,022
NuVasive, Inc. (A)	430	21,233
Volcano Corporation (A)	1,030	17,812
		49,067
Health Care Services - 2.08%
Healthways, Inc. (A)	850	13,719

Health Care Technology - 4.70%
Cerner Corporation (A)	475	21,205
Omnicell, Inc. (A)	554	7,302
Phase Forward Incorporated (A)	118	2,467
		30,974
Human Resource & Employment Services - 4.32%
Resources Connection, Inc. (A)	1,262	28,480

Insurance Brokers - 0.55%
eHealth, Inc. (A)	227	3,616

Internet Software & Services - 5.60%
Bankrate, Inc. (A)	246	9,613
CyberSource Corporation (A)	474	7,622
DealerTrack Holdings, Inc. (A)	228	3,842
Omniture, Inc. (A)	574	10,529
VistaPrint Limited (A)	161	5,306
		36,912
Oil & Gas Equipment & Services - 7.76%
Core Laboratories N.V.	114	11,540
Dril-Quip, Inc. (A)	645	27,982
Oceaneering International, Inc. (A)	218	11,640
		51,162
Packaged Foods & Meats - 2.30%
Smart Balance, Inc. (A)	1,251	8,239
TreeHouse Foods, Inc. (A)	232	6,902
		15,141
Personal Products - 2.63%
Alberto-Culver Company	389	10,602
Bare Escentuals, Inc. (A)	624	6,778
		17,380
Research & Consulting Services - 2.20%
Advisory Board Company (The) (A)	313	9,453
CoStar Group, Inc. (A)	111	5,013
		14,466
Specialized Finance - 4.91%
Financial Federal Corporation	292	6,688
Portfolio Recovery Associates, Inc. (A)	524	25,709
		32,397
Systems Software - 3.72%
MICROS Systems, Inc. (A)	920	24,553

Trucking - 1.09%
Knight Transportation, Inc.	423	7,170

TOTAL COMMON STOCKS - 86.36%		$569,291
(Cost: $597,545)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 11.55%
Air Products and Chemicals, Inc.,
1.500%, 10-1-08	$3,902	3,902
BP Capital Markets p.l.c.,
2.050%, 10-23-08	5,000	4,994
Campbell Soup Co.,
2.225%, 10-3-08	1,000	1,000
Diageo Capital plc (Diageo plc),
6.000%, 10-1-08	2,871	2,871
Illinois Tool Works Inc.,
2.090%, 10-9-08	2,000	1,999
Johnson & Johnson,
2.030%, 11-4-08	10,000	9,981
McCormick & Co. Inc.,
3.000%, 10-1-08	10,000	10,000
Pfizer Inc.,
1.800%, 10-8-08	10,000	9,997
Praxair Inc.,
2.050%, 10-10-08	5,000	4,997
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc):
2.200%, 10-7-08	3,398	3,397
2.100%, 10-8-08	5,000	4,998
2.100%, 10-9-08	8,000	7,996
Walt Disney Company (The),
2.000%, 10-22-08	10,000	9,988
		76,120

Municipal Obligations - Taxable - 1.33%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997, (BP p.l.c.),
2.650%, 10-9-08	8,800	8,800

United States Government Obligations - 0.76%
United States Treasury Bills,
0.300%, 10-23-08	5,000	4,999

TOTAL SHORT-TERM SECURITIES - 13.64%		$89,919
(Cost: $89,919)

TOTAL INVESTMENT SECURITIES - 100.00%		$659,210
(Cost: $687,464)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$565,925	$ ---
Level 2 - Other Significant Observable Inputs	93,285	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$659,210	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)Listed on an exchange outside the United States.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Small Cap Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 26, 2008